Post-Employment Benefits - Summary of Defined Contributions Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of defined benefit plans [line items]
Total defined contribution plan expense	$ 42	$ 35	$ 43	$ 77	$ 81
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Total defined contribution plan expense	8	8	8	16	15
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Total defined contribution plan expense	$ 34	$ 27	$ 35	$ 61	$ 66